Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 14,637	$ 21,714	$ 13,137
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,552,094	7,455,528	7,343,696
Add assumed exercise of outstanding dilutive potential ordinary shares	105,236	146,443	91,485
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,657,330	7,601,971	7,435,181
Basic income per ordinary share (US$)	$ 1.938	$ 2.912	$ 1.789
Diluted income per ordinary share (US$)	$ 1.912	$ 2.856	$ 1.767
The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	171,086		9,633